TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2017
TRADE ACCOUNTS RECEIVABLE
Schedule of trade accounts receivable

	2017	2016
Trade accounts receivable - in Brazil	1,265,431	1,251,739
Trade accounts receivable - exports from Brazil	139,162	265,252
Trade accounts receivable - foreign subsidiaries	1,525,466	2,259,014
(-) Allowance for doubtful accounts	(131,639)	(199,306)

	2,798,420	3,576,699

Schedule of accounts receivable by aging

	2017	2016
Current	2,234,723	2,917,073
Past-due:
Up to 30 days	467,901	506,780
From 31 to 60 days	96,852	128,715
From 61 to 90 days	17,636	37,559
From 91 to 180 days	27,841	53,460
From 181 to 360 days	22,985	66,444
Above 360 days	62,121	65,974
(-) Allowance for doubtful accounts	(131,639)	(199,306)

	2,798,420	3,576,699

Schedule of the changes in the allowance for doubtful accounts

Balance as of January 1, 2015	(98,814)

Provisions for bad debt during the year	(133,868)
Recoveries in the year	6,167
Write-offs	41,392
Exchange variation	(138)

Balance as of December 31, 2015	(185,261)

Provisions for bad debt during the year	(85,661)
Recoveries in the year	16,880
Write-offs	37,679
Loss of control by selling of subsidiary (note 3.4)	17,594
Exchange variation	(537)

Balance as of December 31, 2016	(199,306)

Provisions for bad debt during the year	(98,476)
Recoveries in the year	80,134
Write-offs	73,591
Loss of control by joint venture creation (note 3.4)	1,487
Assets held for sale (note 3.4)	11,207
Exchange variation	(276)

Balance as of December 31, 2017	(131,639)